Loss per share -Schedule of Potentially Dilutive Securities (Details) - shares	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Earnings per share [line items]
Potentially dilutive securities	11,334,313	6,595,002
Incentive Plan 2014
Earnings per share [line items]
Potentially dilutive securities			9,893,089	3,823,085
Equity Incentive Plan 2019 - Share Options
Earnings per share [line items]
Potentially dilutive securities	6,326,518	3,862,347	5,759,262	2,449,135
Equity Incentive Plan 2019 - RSUs
Earnings per share [line items]
Potentially dilutive securities	594,955	101,076	451,761	34,062
Conversion of the principal amount of convertible loans into the Company’s common shares
Earnings per share [line items]
Potentially dilutive securities	4,412,840	2,631,579	3,682,066	1,339,888